Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss) before noncontrolling interest		$ (63,150)	$ 2,589	$ (105)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation and amortization		8,450	6,719	6,079
Amortization of debt issuance costs		787	627	363
Deferred income taxes		384	0	786
Amortization of operating right-of-use assets	[1]	8,289	10,364
Loss on change in fair value of derivatives		10,204	0	0
Stock compensation		4,874	0	20
Loss on extinguishment of debt financing costs		0	0	80
Equity in loss of affiliate		259	0	0
Gain on sale of property and equipment		(289)	(121)	(79)
Deferred rent				1,293
Changes in operating assets and liabilities, net of reverse recapitalization:
Patient accounts receivable, net		6,947	(24,873)	(30,803)
Inventories	[2]	(8,090)	(1,947)	(10,260)
Prepaid expenses and other current assets		(1,607)	607	(1,883)
Other receivables		(5,759)	(3,123)	(8,095)
Other assets		(2,649)	(1,748)	(1,021)
Accounts payable	[3]	20,067	14,077	21,679
Accrued compensation related costs		3,944	(1,435)	2,093
Accrued other		5,495	4,008	5,568
Operating lease liabilities	[4]	(7,754)	(10,485)
Medicare advance payments		0	(3,742)	(13,447)
Other long-term liabilities		1,480	1,699	1,394
Net cash used in operating activities		(18,118)	(6,784)	(26,338)
Cash flows from investing activities
Purchase of property and equipment		(12,283)	(7,193)	(8,322)
Proceeds from disposals of property and equipment		704	2,084	683
Purchases of marketable securities		(67,395)	(12,619)	0
Proceeds from sales of marketable securities		42,320	2,652	0
Acquisition of physician practices		0	(5)	(3,215)
Issuance of notes receivable - related parties		(55)	(243)	(1,263)
Collections on notes receivable - related parties		1,175	1,333	1,423
Net cash used in investing activities		(35,534)	(13,991)	(10,694)
Cash flows from financing activities
Repayments of revolving line of credit		0	0	(10,000)
Borrowings on long-term debt		0	16,250	65,000
Repayments of long-term debt		0	0	(27,098)
Proceeds from reverse recapitalization		1,493	0	0
Repurchases of Class A Common Stock		(89)	0	0
Class A and A-1 preferred returns and tax distributions		(9,480)	0	0
Repayments on finance and capital leases		(593)	(426)
Repayments on finance and capital leases				(205)
Issuance of redeemable convertible Class C Units		64,996	0	0
Cash paid for debt financing costs		(446)	(271)	(1,153)
Contribution from noncontrolling interest		134	0	0
Net cash provided by financing activities		55,265	15,347	26,544
Net increase (decrease) in cash and cash equivalents		1,613	(5,428)	(10,488)
Beginning of period		26,926	32,354	42,842
End of period		28,539	26,926	32,354
Supplemental consolidated cash flow information
Cash paid for interest		5,847	2,184	1,378
Cash paid for income taxes		0	0	577
Supplemental noncash investing and financing activities
Unpaid offering costs relating to the reverse recapitalization		2,745	0	0
Right-of-use assets and lease liabilities removed in termination of lease		2,128	0	0
Deemed dividend for Series A Preferred Stock extinguishment		2,089	0	0
Assumed capital lease liabilities in acquisition of physician practice		0	0	1,097
Changes in accounts payable for capital additions to property and equipment		1,131	623	890
Payables for deferred offering costs		0	133	0
Disposal of property and equipment in exchange for reduction in finance lease liability		0	72	0
Capital Unit, Class C
Cash flows from financing activities
Cash paid for deferred offering costs/stock offering costs		0	(206)	0
Series A Preferred Stock
Cash flows from financing activities
Cash paid for deferred offering costs/stock offering costs		$ (750)	$ 0	$ 0

[1]	Includes related party amortization of operating right-of-use assets of $2,146 and $2,059 for the years ended December 31, 2023 and 2022, respectively.
[2]	Includes changes in related party balances of ($7,688), $(1,850), and $(11,848) for the years ended December 31, 2023, 2022, and 2021, respectively.
[3]	Includes changes in related party balances of $18,744, $13,314, and $23,309 for the years ended December 31, 2023, 2022, and 2021, respectively.
[4]	Includes changes in related party balances of ($2,381) and ($1,995) for the years ended December 31, 2023 and 2022, respectively.